Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Sales of goods	$ 0	$ 0	$ 0	$ 5,000
Total revenues	0	0	0	5,000
Operating expenses
Research and development	2,068,000	2,156,000	3,493,000	3,711,000
General and administrative	1,912,000	773,000	2,915,000	1,851,000
Marketing	0	0	0	0
Cost of sales	0	0	0	4,000
Total expenses	3,980,000	2,929,000	6,408,000	5,566,000
Loss from operations	(3,980,000)	(2,929,000)	(6,408,000)	(5,561,000)
Other Expense
Operating lease and financial obligations	(4,000)	(3,000)	(10,000)	(7,000)
Interest income (cost)	(6,000)	(8,000)	(11,000)	13,000
Loss before income tax	(3,990,000)	(2,940,000)	(6,429,000)	(5,555,000)
Income tax provision (recovery)	0	0	0	0
Net loss	$ (3,990,000)	$ (2,940,000)	$ (6,429,000)	$ (5,555,000)
Net loss per share Basic & Diluted	$ (0.05)	$ (0.04)	$ (0.08)	$ (0.08)
Weighted average number of common shares outstanding	81,490	71,730	79,739	71,664